Property and equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following (in thousands):

	SEPTEMBER 30, 2020	DECEMBER 31, 2019
Computer equipment and software	$159	$93
Furniture and fixtures	1,276	253
Laboratory equipment	14,483	8,595
Leasehold improvements	19,215	2,431
Construction-in-process	5,618	12,381

	$40,751	$23,753
Less: Accumulated depreciation and amortization	(9,207)	(6,127)

	$31,544	$17,626

Property and equipment, net, consisted of the following (in thousands):

	DECEMBER 31,
	2018	2019
Computer equipment and software	$93	$93
Furniture and fixtures	197	253
Laboratory equipment	6,513	8,595
Leasehold improvements	2,403	2,431
Construction in progress	63	12,381

	9,269	23,753
Less: Accumulated depreciation and amortization	(3,355)	(6,127)

	$5,914	$17,626